DEPOSITS	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications at December 31:

Deposit type and weighted-average interest rate

	2012	2011
	(In thousands)

NOW accounts
2012 – 0.09%	$83,346
2011 – 0.28%		$76,170
Passbook accounts
2012 – 0.10%	33,712
2011 – 0.15%		33,388
Money market demand deposit
2012 – 0.25%	116,891
2011 – 0.50%		106,098
Total demand, transaction and passbook deposits	233,949	215,656

Certificates of deposit Original maturities of:
Less than 12 months
2012 – 1.62%	88,509
2011 – 2.28%		116,876
12 to 18 months
2012 – 0.57%	66,860
2011 – 0.84%		66,554
24 months – 36 months
2012 – 0.96%	36,079
2011 – 1.27%		39,088
Over 36 months
2012 – 2.24%	65,249
2011 – 2.86%		54,147

Total certificates of deposit	256,697	276,665

Total deposits	$490,646	$492,321

The Savings Bank had deposit accounts with balances in excess of $100,000 totaling $186.3 million and $175.8 million, including intercompany accounts totaling $14.8 million and $12.9 million, which are eliminated in consolidation at December 31, 2012 and 2011, respectively. At December 31, 2012 the standard maximum deposit insurance amount was $250,000.

Interest expense on deposits is summarized as follows at December 31:

	2012	2011	2010
	(In thousands)

Passbook savings and money market demand deposits	$428	$659	$512
NOW deposits	104	233	69
Certificates of deposit	4,152	3,966	2,854

	$4,684	$4,858	$3,435

Maturities of outstanding certificates of deposit are summarized as follows at December 31:

	2012	2011
	(In thousands)

Less than six months	$70,361	$69,987
Six months to one year	54,028	59,719
Over one year to three years	86,818	78,459
Over three years	45,490	68,500

	$256,697	$276,665

In the ordinary course of business, the Corporation accepted deposits from officers and directors. At December 31, 2012 and 2011, total deposits from officers and directors totaled approximately $1.1 million and $1.0 million, respectively.